Loans Payable	12 Months Ended
Mar. 31, 2021
Miscellaneous non-current liabilities [Abstract]
Loans Payable [Text Block]

14.   Loans Payable

As part of the Norway Acquisition (Note 7) the Company assumed loans with a principal balance of $2,559,599 (NOK 20,915,000). The loans from the Norway Acquisition are in default as at March 31, 2021. A continuity of the loan balance from the date of the Norway Acquisition to March 31, 2021 is as follows:

	Norway	Boden	Total
	(Note 29)	(Note 27)
Balance - March 31, 2019	$2,827,024	$-	$2,827,024
Interest	166,846	-	166,846
Foreign exchange movement	(280,797)	-	(280,797)
Balance - March 31, 2020	2,713,073	-	2,713,073
Additions (Note 27)	-	18,361,495	18,361,495
Interest	207,678	-	207,678
Foreign exchange movement	251,338	-	251,338
Balance - March 31, 2021	3,172,089	18,361,495	21,533,584
Less: Current portion	(3,172,089)	(1,224,102)	(4,396,191)
Non-current portion	$-	$17,137,393	$17,137,393